Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2016
Registrant Name	DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS
Central Index Key	0000357059
Amendment Flag	false
Document Creation Date	Mar. 29, 2018
Document Effective Date	Mar. 29, 2018
Prospectus Date	May 01, 2017
Delaware Limited-Term Diversified Income Fund | Class A
Risk/Return:
Trading Symbol	DTRIX
Delaware Limited-Term Diversified Income Fund | Class C
Risk/Return:
Trading Symbol	DTICX
Delaware Limited-Term Diversified Income Fund | Class R
Risk/Return:
Trading Symbol	DLTRX
Delaware Limited-Term Diversified Income Fund | Institutional Class
Risk/Return:
Trading Symbol	DTINX
Delaware Limited-Term Diversified Income Fund | Class R6
Risk/Return:
Trading Symbol	DLTZX